REVENUES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Reconciliation of Disaggregation of Revenue
The following table provides information about revenue by recognition model during the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022	2021
Revenues by recognition model
Point-in-time	$28,237	$17,035
Over-time	12,466	1,157
Total revenue by recognition model	$40,703	$18,192
The following tables provide information about disaggregated revenue and a reconciliation of the disaggregated revenue during the years ended December 31, 2021 and 2020:

	Year Ended December 31, 2021
	Launch Services	Space Systems	Total
Revenues by recognition model
Point-in-time	$36,576	$12,578	$49,154
Over-time	2,395	10,688	13,083

Total revenue by recognition model	$38,971	$23,266	$62,237

	Year Ended December 31, 2020
	Launch Services	Space Systems	Total
Revenues by recognition model
Point-in-time	$31,993	$1,910	$33,903
Over-time	1,092	165	1,257

Total revenue by recognition model	$33,085	$2,075	$35,160

Balances Related to Enforceable Contracts
The following table presents the balances related to enforceable contracts as of March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Contract balances
Accounts receivable	$32,990	$13,957
Contract assets	5,853	2,490
Contract liabilities	(97,116)	(59,749)

The following table presents the balances related to enforceable contracts as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Contract balances
Accounts receivable	$13,957	$2,730
Contract assets	2,490	2,045
Contract liabilities	59,749	26,132

Changes in Contract Liabilities
Changes in contract liabilities were as follows:

Contract liabilities, at December 31, 2021	$59,749
Contract liabilities assumed at acquisition	26,714
Customer advances received	22,673
Recognition of unearned revenue	(12,020)
Contract liabilities, at March 31, 2022	$97,116

Changes in contract liabilities were as follows:

	2021	2020
Contract liabilities, beginning of year	$26,132	$10,211
Contract liabilities assumed at acquisition	5,560	—
Customer advances received	41,614	24,694
Recognition of unearned revenue	(13,557)	(8,773)

Contract liabilities, end of year	$59,749	$26,132